Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (196,583,046)	$ (28,501,860)	¥ 52,930,624	¥ 86,910,391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	60,837	8,821	78,000	538,303
Amortization of educational contents	91,542,454	13,272,408	45,296,565	24,375,147
Impairment of educational contents	106,182,780	15,395,056
Amortization of intangible assets	16,840,435	2,441,634	6,656,298	7,805,096
Impairment of intangible assets	12,139,226	1,760,022
Impairment of goodwill	7,712,011	1,118,136
Amortization of operating lease right-of-use assets	300,024	43,499	2,362,967	3,592,290
Provision (Reversal of provision) for doubtful accounts	34,901,498	5,060,242	(119,539)	210,433
Deferred tax benefit	(10,980,054)	(1,591,958)	(649,078)	(45,415)
Changes in operating assets and liabilities:
Accounts receivable	52,700,747	7,640,890	10,148,705	(31,439,946)
Inventories	1,560,838	226,300	15,655	1,877,720
Prepaid expenses and other current assets	3,127,291	453,415	(2,197,407)	357,319
Short-term prepayments	33,608,121	4,872,720	(285,437,271)	12,940,022
Accounts payable	(16,249,305)	(2,355,928)	1,059,057	7,921,537
Salary and welfare payable	(1,108,840)	(160,767)	9,831	415,648
Contract liabilities	(37,271,217)	(5,403,819)	319,904,579	(9,365,507)
Income taxes payable	(2,572,452)	(372,970)	2,822,268	(903,026)
Value added tax (“VAT”) and other tax payable	1,393,981	202,108	(1,122,235)	(4,325,138)
Other payables	(2,787,853)	(404,202)	(1,964,796)	455,342
Lease liabilities	(295,367)	(42,824)	(2,020,636)	(3,566,734)
Net cash provided by operating activities	94,222,109	13,660,923	147,773,587	97,753,482
Cash flows from investing activities:
Purchase of short-term investments	(3,850,000)	(558,198)	(24,405,127)	(140,145,000)
Proceeds from redemption of short-term investment	11,200,000	1,623,847	83,655,127	90,305,000
Purchase of property and equipment			(76,280)	(39,980)
Purchase of educational contents	(176,597,637)	(25,604,251)	(64,811,320)	(98,899,372)
Purchase of intangible assets				(3,669,811)
Prepayment for educational contents	(46,223,984)	(6,701,848)	(139,002,868)	(12,407,962)
Lonas made to a third party	(3,015,018)	(437,137)
Net cash used in investing activities	(218,486,639)	(31,677,587)	(144,640,468)	(164,857,125)
Cash flows from financing activities:
Repayment to related parties	(17,064,116)	(2,474,064)		(26,697)
Borrowing from related parties			48,808,057	75,604
Net proceeds raised in connection with initial public offering	146,982,044	21,310,393
Payments of issuance cost in relation with initial public offering	(481,408)	(69,798)	(8,621,261)
Advance to a related party for issuance costs in relation with initial public offering			(2,512,809)
Refund from a related party for issuance costs in relation with initial public offering	1,421,881	206,153
Deposits made to a redeemable ordinary shareholder	(4,296,606)	(622,949)
Net cash provided by financing activities	126,561,795	18,349,735	37,673,987	48,907
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	1,491,231	216,210	(489,011)	(264,826)
Net increase (decrease) in cash and cash equivalents and restricted cash	3,788,496	549,281	40,318,095	(67,319,562)
Cash and cash equivalents and restricted cash at beginning of the year	61,266,782	8,882,848	20,948,687	88,268,249
Cash and cash equivalents and restricted cash at end of the year	65,055,278	9,432,129	61,266,782	20,948,687
Supplemental disclosures of cash flows information:
Cash paid for income taxes	1,177,693	170,749	2,617,807	1,436,662
Cash paid for interest expenses
Non-cash Investing and Financing activities:
Transfer of prepaid issuance cost to additional paid-in capital	¥ 8,943,892	$ 1,296,742